Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	£ 896.4	£ 790.9	[1]	£ 876.0	[1]
Right-of-use assets	1,395.1	1,504.5	[1]	1,734.5	[1]
Interests in associates and joint ventures	412.9	330.7	[1]	813.0	[1]
Other investments	318.3	387.3	[1]	498.3	[1]
Deferred tax assets	341.5	212.9	[1]	187.9	[1]
Corporate income tax recoverable	90.4	110.3	[1]	142.6	[1]
Cash and cash equivalents	3,882.9	12,899.1	[1]	11,305.7	[1]
Corporate income tax payable	(386.2)	(424.4)	[1]	(595.6)	[1]
Lease liabilities	(2,041.8)	(2,156.3)		(2,249.7)
Deferred tax liabilities	(312.5)	(304.1)	[1]	(379.8)	[1]
Provisions for liabilities and charges	(268.5)	(306.3)	[1]	(247.8)	[1]
Net assets	4,069.0	5,050.1	[1]	8,297.3	[1]
Non-controlling interests	(452.6)	(318.1)	[1]	(371.4)	[1]
Exchange adjustments recycled to the income statement	£ 0.0	20.6	[2]	284.0	[2]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets (including goodwill)		162.5		2,410.0
Property, plant and equipment		15.1		115.7
Right-of-use assets		27.2		103.5
Interests in associates and joint ventures		4.6		92.3
Other investments		0.0		11.5
Deferred tax assets		6.1		44.1
Corporate income tax recoverable		16.9		49.8
Trade and other receivables		170.3		748.8
Cash and cash equivalents		32.2		324.9
Trade and other payables		(141.6)		(839.8)
Corporate income tax payable		(5.6)		(48.2)
Lease liabilities		(23.2)		(106.3)
Deferred tax liabilities		(1.3)		(98.6)
Provisions for post-employment benefits		(7.9)		(26.7)
Provisions for liabilities and charges		(0.6)		(22.4)
Net assets		254.7		2,758.6
Non-controlling interests		(6.1)		(19.1)
Net assets excluding non-controlling interests		248.6		2,739.5
Consideration received in cash and cash equivalents		240.9		2,352.1
Re-investment in equity stake		0.0		231.7
Transaction costs		(4.5)		(56.1)
Deferred consideration		1.6		1.6
Total consideration received		238.0		2,529.3
Loss on sale before exchange adjustments		(10.6)		(210.2)
Exchange adjustments recycled to the income statement		20.6		284.0
Gain on sale of discontinued operations		£ 10.0		£ 73.8
Associate, percentage owned				40.00%
Deferred consideration upon satisfaction of certain conditions				£ 79.6
Deferred consideration upon satisfaction of certain conditions				£ 78.0
Support period for disposal group				4 years

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.